GENERAL INFORMATION (Details) ₽ in Millions				1 Months Ended							9 Months Ended	12 Months Ended
	Oct. 15, 2021 tower	Sep. 05, 2021 USD ($)	Jul. 01, 2021	Sep. 30, 2021 RUB (₽)	Sep. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)	Apr. 30, 2021 RUB (₽)	Apr. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Sep. 30, 2021 RUB (₽)	Dec. 31, 2022	Dec. 31, 2021 tower	Sep. 30, 2021 USD ($)	Jun. 30, 2021 PKR (₨)	Mar. 31, 2021 RUB (₽)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 PKR (₨)
NTC | Long term lease agreement, NTC
Disclosure of detailed information about financial instruments [line items]
Towers held | tower													15,400
Lease term												8 years
Additional towers leased | tower	5,000
PMCL (Pakistan Mobile Communications Ltd)
Disclosure of detailed information about financial instruments [line items]
Percentage of voting equity interests acquired																15.00%	15.00%	15.00%
Consideration paid (received)									$ 273,000,000	$ 273,000,000
PMCL (Pakistan Mobile Communications Ltd) | Floating interest rate
Disclosure of detailed information about financial instruments [line items]
Facility amount																	$ 131,000,000	₨ 20,000,000,000
Omnium Telecom Algerie SpA
Disclosure of detailed information about financial instruments [line items]
Percentage ownership sold			45.57%
NTC | Long term lease agreement, NTC
Disclosure of detailed information about financial instruments [line items]
Lease term											8 years
NTC | VEON Holdings B.V.
Disclosure of detailed information about financial instruments [line items]
Consideration paid (received)		$ (970,000,000)
Veon Holdings B.V. revolving credit facility, available until february 2024
Disclosure of detailed information about financial instruments [line items]
Facility amount																	1,250,000,000
Tenor									3 years
RUB30bn Alfa bank facility
Disclosure of detailed information about financial instruments [line items]
Facility amount																₽ 30,000	396,000,000
RUB15bn Alfa Bank facility floating rate tranche
Disclosure of detailed information about financial instruments [line items]
Facility amount																₽ 15,000	198,000,000
Proceeds from non-current borrowings							₽ 15,000	$ 198,000,000
PKR15Bn MCB Bank Syndicated Facility | PMCL (Pakistan Mobile Communications Ltd)
Disclosure of detailed information about financial instruments [line items]
Facility amount																	98,000,000	15,000,000,000
PKR15Bn MCB Bank Syndicated Facility | PMCL (Pakistan Mobile Communications Ltd) | Floating interest rate
Disclosure of detailed information about financial instruments [line items]
Tenor									7 years
PKR5Bn United Bank Bilateral Term Facility | PMCL (Pakistan Mobile Communications Ltd)
Disclosure of detailed information about financial instruments [line items]
Facility amount																	$ 33,000,000	₨ 5,000,000,000
PKR5Bn United Bank Bilateral Term Facility | PMCL (Pakistan Mobile Communications Ltd) | Floating interest rate
Disclosure of detailed information about financial instruments [line items]
Tenor									7 years
RUB100bn bilateral facility
Disclosure of detailed information about financial instruments [line items]
Repayments of non-current borrowings				₽ 20,000	$ 273,000,000		₽ 15,000	$ 198,000,000
PKR50BN syndicated credit facility | PMCL (Pakistan Mobile Communications Ltd)
Disclosure of detailed information about financial instruments [line items]
Facility amount						$ 320,000,000									₨ 50,000,000,000
Tenor						10 years
MTN unsecured notes | VEON Holdings B.V.
Disclosure of detailed information about financial instruments [line items]
Bonds issued				₽ 20,000							₽ 20,000			$ 273,000,000